PREMISES AND EQUIPMENT	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
11.	PREMISES AND EQUIPMENT

Major classifications of premises and equipment are summarized as follows:

	2021	2020
	(Dollars in Thousands)
Land and improvements	$246	$246
Buildings and improvements	2,181	2,219
Furniture, fixtures, and equipment	588	1,397

	3,015	3,862
Less accumulated depreciation	2,358	3,288

Total	$657	$574

Depreciation charged to operations was $71 thousand, $38 thousand, and $47 thousand for the years ended June 30, 2021, 2020, and 2019, respectively.